INTANGIBLE ASSETS (Details 7) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 156,392	$ 315,378
2023	292,261	295,077
2024	262,114	277,378
2026	150,345	150,345
Thereafter	1,044,327	1,041,511
Total	$ 2,182,817	2,341,803	$ 2,541,285
2025		$ 262,114